SHAREHOLDERS' EQUITY (Details) - shares		Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Number of common shares outstanding		1,326,093,947	1,387,524,047
Percentage of shares		100.00%	100.00%
Outstanding Shares [Member]
Reserve Quantities [Line Items]
Number of common shares outstanding		1,326,093,947,000	1,341,734,047,000
Percentage of shares		100.00%	96.70%
Percentage of voting equity interests acquired		100.00%	100.00%
Treasury shares [member]
Reserve Quantities [Line Items]
Number of common shares outstanding			45,790,000
Percentage of shares			3.30%
Vicunha Acos S A [Member]
Reserve Quantities [Line Items]
Number of common shares outstanding	[1]	679,522,254,000	679,522,254,000
Percentage of shares	[1]	51.24%	48.97%
Percentage of voting equity interests acquired	[1]	51.24%	50.65%
Rio Laco Participacoes S A [Member]
Reserve Quantities [Line Items]
Number of common shares outstanding	[1]	45,706,242,000	45,706,242,000
Percentage of shares	[1]	3.45%	3.29%
Percentage of voting equity interests acquired	[1]	3.45%	3.41%
Nyse Adrs [Member]
Reserve Quantities [Line Items]
Number of common shares outstanding		254,520,040	250,564,538
Percentage of shares		19.19%	18.06%
Percentage of voting equity interests acquired		19.19%	18.67%
Other One [Member]
Reserve Quantities [Line Items]
Number of common shares outstanding		346,345,411	365,941,013
Percentage of shares		26.12%	26.38%
Percentage of voting equity interests acquired		26.12%	27.27%

[1]	Controlling group companies.